Stein Roe Advisor Funds

Semiannual Report
March 31, 1998

Photo of: Hands on globe.

Stein Roe Advisor Fund

International Fund

                  Stein Roe Advisor International Fund

Stein Roe Mutual Funds
Sensible Risks. Intelligent Investments.(sm)

Contents
--------------------------------------------------------------------------------
Performance...........................................................         1

   How the Stein Roe Advisor International Fund has done over time

Q&A...................................................................         2

   Interview with the portfolio manager and summary of investment activity Stein Roe Advisor International Fund


Portfolio of Investments..............................................         4

   A complete list of investments with market values

Financial Statements..................................................         8

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.........................................        14

Financial Highlights..................................................        16

   Selected per-share data


                Must be preceded or accompanied by a prospectus.

Fund Performance
--------------------------------------------------------------------------------

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Each performance figure includes changes in a fund's share price, plus reinvestment of any dividends (net investment income) and capital gains (the profits the fund earns when it sells stocks that have grown in value).

                          Average Annual Total Returns
                          Periods ended March 31, 1998
--------------------------------------------------------------------------------

                                          Past 1         Past 3         Life
                                           year           years       of Fund(1)
--------------------------------------------------------------------------------
Stein Roe Advisor International Fund       9.28%          9.77%          5.79%
MSCI EAFE Index                           18.61          10.57           8.05

1 Inception dates: SR&F International Portfolio - March 1, 1994; Because index returns are calculated on a monthly basis, the index returns marked "Life of Fund" are calculated from the month-end results that fall closest to the portfolio's inception date.


Investment Comparison

Comparison of change in value of a $10,000 investment.

Line Chart:
               International Fund       MSCI EAFE
3/01/94        10000                    10000
3/31/94         9758                     9569
9/30/94        10598                    10068
3/31/95         9514                    10151
9/30/95        10442                    10651
3/31/96        10868                    11402
9/30/96        11279                    11568
3/31/97        11515                    11568
9/30/97        12358                    12977
3/31/98        12583                    13721


Investment in the MSCI EAFE Index is calculated from 2/28/94 because index returns are calculated on a monthly basis starting with the prior month's end.

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. This graph compares the performance of the Stein Roe Advisor International Fund to the Morgan Stanley Capital International Europe, Australia and Far East (MSCI
EAFE) Index, an unmanaged group of stocks that differs from the composition of each Stein Roe fund. The index is not available for direct investment. The Adviser currently limits expenses to 1.75% of average annual net assets. Absent this limit, total returns would be less. Historical performance for Class K shares for the period prior to Feb. 14, 1997 is based on the performance of the SR&F International Portfolio, restated to reflect the 12b-1 fees and any other expenses applicable to that class, without giving effect to any fee waivers and assuming reinvestment of dividends and capital gains. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. A fund's performance, especially for short time periods, should not be the sole factor in making your investment decision.

Q&A
--------------------------------------------------------------------------------
An Interview with David Harris, Portfolio Manager of Stein Roe Advisor International Fund
--------------------------------------------------------------------------------
Fund Data
--------------------------------------------------------------------------------
   Investment Objective:

   Seeks long-term growth of capital by investing primarily in a diversified portfolio of foreign securities. Under normal market conditions, the portfolio will invest at least 65 percent of its total assets in foreign securities of at least three countries outside of the United States.

Q: The past six months consisted of an extremely volatile fourth quarter of 1997 followed by a period of record returns in the first quarter of 1998. What was the Fund's combined result?

A: The Fund delivered an overall return of 1.83 percent for the six-month period ended March 31, 1998, underperforming both the Lipper peer group median return of 5.72 percent and the Morgan Stanley Capital International Europe, Asia and Far East (MSCI EAFE) Index return of 4.93 percent.

Q: What happened in the fourth quarter?

A: International markets were dominated by turmoil in Asian currencies during the fourth quarter, negatively impacting the performance of international investments. The vicious cycle of currency crises spread from Asia to surrounding southeast Asian countries and then to most other world markets. Most markets recovered, but certain Asian countries were so severely affected that they still have yet to recover all that was lost in the fourth quarter of 1997.

Q: Why did the Fund underperform its peers?

A: We underperformed our peers because we stayed invested in smaller- and mid-cap stocks which we think are more attractively valued than larger-cap stocks, but that lagged in performance during this period. When times got tough in the international markets, some of our competitors fled to the larger-cap international companies -- most typically those that are traded on the New York Stock Exchange as American Depositary Receipts (ADRs). Foreign stocks that trade as ADRs often trade in tandem with the U.S. market and consequently tend to be top performers when the U.S. market is strong. Our strategy is geared toward performing best when international markets are strong, allowing small- and mid-cap international stocks to outperform. We invest for long-term growth and see the relative weakness in smallerand mid-cap stocks as a short-term event and a buying opportunity.

Q: Did your strategy help the Fund to outperform in recent months when international equities outperformed U.S. equities?

A: Yes. When international stocks began their recovery in late-January, the portfolio rebounded ahead of its peers. The Fund returned 15.68 percent for the first quarter of 1998, compared to a return of 14.60 percent for the Lipper peer group and 14.70 percent return for the MSCI EAFE Index. Asian holdings had the most to gain after experiencing sharp declines during the fourth quarter's financial crisis. The performance of these holdings during the recovery added to the Fund's total return. For example, IFCT, a Thai finance company (0.3 percent of total net assets), has gained more than 300 percent from the beginning of 1998 through March 31, 1998.

Q: What is an example of a stock you own that had better valuation and growth potential than an ADR throughout the period?

A: We own Olivetti Group (2.0 percent of total net assets), an Italian holding company. Olivetti leads a consortium that is the second largest provider of wireless telecommunications services in Italy. This company recently shifted its business focus from office equipment to telecommunications. The company was not widely followed during this transition, providing us the opportunity to invest in a rapidly growing business at what we believed was an attractive valuation level. This holding is up more than 180 percent over the past six months.

Q: Do you think that international markets will continue to feel the effects of the Asian crisis?

A: It appears that the worst is over. The crisis did not impact the larger foreign markets as hard as some investors feared. The best performing markets have been those in Europe; they are experiencing strong growth due to corporate restructurings and the increasing enthusiasm surrounding the monetary unification scheduled for Jan. 1, 1999. We're hopeful that this growth cycle will continue.

Q: How do you think the transition to a unified currency -- the Euro -- will affect trading in the international markets?

A: It appears the transition to the unified currency will take place as scheduled on Jan 1, 1999. We believe this already has had a positive effect on some of the smaller markets such as Finland, Italy, Portugal and Spain. Currently these markets must offer higher short-term interest rates than larger, more developed countries such as France and Germany. With currency unification, interest rates will be set by a common central bank -- the European Central Bank -- and all countries participating will have the same interest rates. The impending decline in short-term interest rates in the smaller countries has already boosted equity prices.

Past performance is no guarantee of future results. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Holdings are disclosed as a percentage of the SR&F International Portfolio's total net assets. Portfolio holdings are as of March 31, 1998, and are subject to change. The Adviser currently limits expenses to 1.75% of average annual net assets. Absent this limit, total returns would be less. Historical performance for Class K shares for the period prior to Feb. 14, 1997 is based on the performance of the SR&F International Portfolio, restated to reflect the 12b-1 fees and any other expenses applicable to that class, without giving effect to any fee waivers and assuming reinvestment of dividends and capital gains. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The MSCI EAFE Index is an unmanaged group of stocks that differs from the composition of each Stein Roe fund; it is not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median returns for the Fund's international fund peer group for the one-, three-year and since inception periods ended March 31, 1998, were 19.35 percent, 13.65 percent and
9.74 percent, respectively.

o Foreign investments involve market, political and currency risks not generally associated with U.S. investments. Emerging market investments involve market, political and currency risks not generally associated with investing in either U.S. securities or more developed international markets.

o Funds that emphasize investments in smaller companies may experience short-term volatility.

SR&F International Portfolio
--------------------------------------------------------------------------------
Portfolio of Investments at March 31, 1998
(Dollar amounts in thousands)
(Unaudited)

                                                                                                           Number         Market
Equity Securities (98.6%)                                                                               of Shares          Value
Argentina (2.3%)
Telecom Argentina ADRs...........................................................................         28,100         $ 1,006
YPF Sociedad Anonima ADRs........................................................................         75,000           2,550
                                                                                                                      ----------
                                                                                                                           3,556
Australia (1.1%)
Reinsurance Australia ...........................................................................        658,301           1,764

Belgium (1.9%)
Generale de Banque...............................................................................          5,670           3,002

Brazil (2.1%)
Globex Utilidades, preference shares.............................................................         71,000             600
Perdigao, preference shares .....................................................................    364,700,000             577
SABESP...........................................................................................      4,740,000           1,092
Telebras ADRs....................................................................................          7,700           1,000
                                                                                                                      ----------
                                                                                                                           3,269
Finland (7.8%)
Enso, R shares ..................................................................................        259,100           2,391
Kemira ..........................................................................................        179,200           1,868
Merita, A shares.................................................................................        568,000           3,421
Metsa-Serla, B shares............................................................................        287,800           2,564
Neste............................................................................................         66,000           1,952
                                                                                                                      ----------
                                                                                                                          12,196
France (10.2%)
Alcatel Alsthom..................................................................................         19,386           3,639
Banque Nationale de Paris........................................................................         64,300           4,997
Compagnie Generale des Eaux......................................................................         16,990           2,759
Compagnie Generale des Eaux, warrants (a)........................................................         17,673              20
Moulinex (a).....................................................................................         52,300           1,300
Total, B shares..................................................................................         25,916           3,112
                                                                                                                      ----------
                                                                                                                          15,827
Germany (9.6%)
AGIV (a).........................................................................................         79,400           1,709
Deutsche Bank....................................................................................         62,800           4,708
Friedrich Grohe .................................................................................          6,800           1,930
Henkel  KGaA
   Ordinary shares...............................................................................          6,500             415
   Preferred shares..............................................................................         44,500           3,205
Mannesmann ......................................................................................          4,130           2,988
                                                                                                                      ----------
                                                                                                                          14,955
Hong Kong (1.9%)
Companion Building Materials.....................................................................     11,118,752             257
Hong Kong Ferry..................................................................................        683,000             648
HSBC Holdings....................................................................................         52,200           1,597
Vitasoy International Holdings...................................................................      1,320,364             477
                                                                                                                      ----------
                                                                                                                           2,979

India (0.6%)
Indian Petrochemicals GDRs.......................................................................         92,000          $  518
Reliance Industries GDSs (a).....................................................................         58,000             486

                                                                                                                           1,004
Indonesia (0.4%)
Charoen Pokphand Indonesia.......................................................................      1,037,500              57
Ever Shine Textile...............................................................................      2,019,688              99
Kawasan Industri Jababeka........................................................................      1,516,333             171
Matahari Putra Prima.............................................................................      6,083,000             334
Putra Surya Multidana (a)........................................................................        743,500              28
                                                                                                                      ----------
                                                                                                                             689
Israel (0.6%)
Koor Industries ADRs.............................................................................         39,500             978

Italy (7.9%)
Banca Popolare di Milano.........................................................................        382,100           3,469
Olivetti Group (a)...............................................................................      2,216,320           3,155
Telecom Italia, savings shares...................................................................        910,325           5,578
                                                                                                                      ----------
                                                                                                                          12,202
Japan (15.6%)
Canon ...........................................................................................         94,000           2,122
Hitachi..........................................................................................        210,000           1,528
Ito-Yokado.......................................................................................         49,000           2,653
JF Japan OTC Fund (a)............................................................................            840             336
JUSCO............................................................................................        125,000           2,240
Kaneshita Construction...........................................................................         73,000             449
Kokusai Securities...............................................................................        123,000           1,098
Matsushita Electric Industrial...................................................................        201,000           3,226
Murata Manufacturing.............................................................................         55,000           1,518
Nippon Telegraph & Telephone (a).................................................................            314           2,614
Promise..........................................................................................         39,500           2,047
Tokyo Style......................................................................................        140,000           1,375
World Equity Benchmark Shares - Japan Index Series...............................................        204,800           2,035
Yamazen .........................................................................................        521,000           1,043
                                                                                                                      ----------
                                                                                                                          24,284
Malaysia (0.2%)
IOI Properties ..................................................................................        298,000             255

Netherlands (5.6%)
Fortis Amev......................................................................................         61,886           3,652
KPN..............................................................................................         45,069           2,335
Philips Electronics, NY shares...................................................................         28,000           2,056
Koninklijke Sphinx Gustavsberg...................................................................         55,227             668
                                                                                                                      ----------
                                                                                                                           8,711
New Zealand (0.8%)
Brierley Investments.............................................................................      2,154,883           1,218

Norway (3.8%)
Helikopter Services Group........................................................................        124,000           1,415
Norsk Hydro .....................................................................................         44,400           2,201
Saga Petroleum ..................................................................................        132,700           2,358
                                                                                                                      ----------
                                                                                                                           5,974

Panama (1.2%)
Banco Latinoamericanode Exportaciones, class E...................................................         47,800         $ 1,799

Peru (0.5%)
Southern Peru Copper.............................................................................         48,100             728

Philippines (0.7%)
Metro Pacific....................................................................................     12,451,460             769
Southeast Asia Cement Holdings (a)...............................................................     15,000,000             249
                                                                                                                      ----------
                                                                                                                           1,018
Portugal (0.9%)
Portugal Telecom ADRs............................................................................         26,757           1,403

Russia (0.5%)
Fleming Russia Securities Fund (a)...............................................................         40,400             717

South Korea (1.9%)
Samchully .......................................................................................         28,543             682
Samsung Electronics..............................................................................
   GDRs, private placement (b)...................................................................         65,253             691
   GDRs, registered..............................................................................            248               7
   Ordinary shares...............................................................................          1,337              70
   Preferred shares..............................................................................         25,774             411
SK Corporation...................................................................................        110,920             969
SK Telecom.......................................................................................            107              60
                                                                                                                      ----------
                                                                                                                           2,890
Sweden (4.8%)
Asticus (a)......................................................................................         86,950           1,001
Avesta-Sheffield.................................................................................        243,900           1,525
Biora ADRs (a)...................................................................................         32,200             805
Diligentia.......................................................................................        203,900           1,964
SSAB, B shares...................................................................................        115,400           2,122
                                                                                                                      ----------
                                                                                                                           7,417
Switzerland (3.4%)
Bucher Holding...................................................................................          1,791           1,844
Danzas Holding...................................................................................          5,100           1,322
Novartis.........................................................................................          1,170           2,071
                                                                                                                      ----------
                                                                                                                           5,237
Thailand (0.6%)
IFCT.............................................................................................        851,100             499
Siam Commercial Bank.............................................................................        283,666             419
                                                                                                                      ----------
                                                                                                                             918
United Kingdom (10.0%)
Billiton ........................................................................................        515,500           1,388
BG ......................................................................................                531,164           2,749
Celsis International (a).........................................................................        616,405             387
Centrica (a).....................................................................................        638,000           1,207
Inchcape.........................................................................................        888,002           3,235
Powerscreen International .......................................................................        368,930           1,437
Racal Electronics................................................................................        455,800           2,595
SmithKline Beecham ..............................................................................        197,806           2,478
                                                                                                                      ----------
                                                                                                                          15,476

United States (1.7%)
Tele-Communications International, class A (a)...................................................        134,600         $ 2,709

                                                                                                                      ----------
Total Equity Securities
(Cost $136,072)..................................................................................                        153,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Principal
Short-Term Obligations (2.3%)                                                                              Amount
-----------------------------------------------------------------------------------------------------------------------------------
United States (2.3%)

Commercial Paper (2.3%)
Associates Corp. of North America 6.050% 4/01/98
(Amortized cost $3,550)..........................................................................  $        3,550          3,550

--------------------------------------------------------------------------------------------------------------------------------
Total Investments (100.9%)
(Cost Basis $139,622) (c)........................................................................                        156,725
Other Assets, Less Liabilities (-0.9%)...........................................................                         (1,375)
--------------------------------------------------------------------------------------------------------------------------------
Total Net Assets (100.0%)........................................................................                       $155,350
                                                                                                                        ========
--------------------------------------------------------------------------------------------------------------------------------

Notes to Portfolio of Investments

(a) Non-income producing security.
(b) Security is subject to contractual or legal restrictions on its resale. At
    March 31, 1998, the value of all such securities represented 0.4 percent of total net assets.
(c) At March 31, 1998, the cost of investments for federal income tax purposes was $140,757. Net unrealized appreciation was $15,968, consisting of gross unrealized appreciation of $38,323 and gross unrealized depreciation of $22,355.

See accompanying Notes to Financial Statements.

Stein Roe Advisor International Fund

Statement of Assets and Liabilities
March 31, 1998
(All amounts in thousands, except per-share amounts)
(Unaudited)
Assets
Investment in SR&F International Portfolio, at value............................   $     620
Cash ...........................................................................          33
Receivable for fund shares sold.................................................           1
Other assets....................................................................          16
                                                                                   ---------
   Total assets.................................................................         670
                                                                                   ---------

Liabilities
Payable to investment adviser...................................................          33
Other liabilities...............................................................          12
                                                                                   ---------
   Total liabilities............................................................          45
                                                                                   ---------
   Net assets...................................................................    $    625
                                                                                   ---------
Analysis of Net Assets
Paid-in capital.................................................................    $    593
Net unrealized appreciation on investments......................................          44
Accumulated undistributed net investment income.................................           1
Accumulated net realized loss on investments ...................................         (13)
                                                                                   ---------
   Net assets...................................................................    $    625
                                                                                   =========

Shares outstanding (unlimited number authorized)................................          58
                                                                                   =========

Net asset value per share.......................................................     $ 10.70
                                                                                   =========


See accompanying Notes to Financial Statements.

Stein Roe Advisor International Fund
Statement of Operations
For the Six Months Ended March 31, 1998
(All amounts in thousands)
(Unaudited)
Investment Income
Dividends and interest allocated from SR&F International Portfolio, net
  of foreign taxes withheld.....................................................      $  3
                                                                                    ------
Expenses
Amortization of organization costs..............................................        14
Accounting fees.................................................................        12
SEC and state registration fees.................................................        10
Printing and postage............................................................         3
Legal and audit fees............................................................         3
Trustees' fees..................................................................         3
Expenses allocated from SR&F International Portfolio............................         1
Other...........................................................................         3
                                                                                    ------
   Total expenses...............................................................        49
Reimbursement of expenses by investment adviser.................................       (47)
                                                                                    ------
   Net expenses.................................................................         2
                                                                                    ------
   Net investment income........................................................         1
                                                                                    ------
Realized and Unrealized Gains on Investments
Net realized losses on investments and foreign currency transactions
        allocated from SR&F International Portfolio.............................       (13)
Net change in unrealized appreciation or depreciation on investments and
  foreign currency translations.................................................        37
                                                                                    ------
   Net gains on investments.....................................................        24
                                                                                    ------
   Net increase in net assets resulting from operations.........................      $ 25
                                                                                    ======

See accompanying Notes to Financial Statements.

Stein Roe Advisor International Fund
Statements of Changes in Net Assets
(All amounts in thousands)
(Unaudited)

                                                                                  Six Months             Period
                                                                                      Ended               Ended
                                                                                   March 31,      September 30,
                                                                                       1998             1997(a)
                                                                                -------------------------------
Operations
Net investment income ..........................................................       $   1              $   1
Net realized losses on investments .............................................         (13)                (1)
Net change in unrealized appreciation or depreciation of investments ...........          37                  7

                                                                                       -----              -----
   Net increase in net assets resulting from operations ........................          25                  7
                                                                                       -----              -----

Distributions to Shareholders
Distributions from net capital gains ...........................................          (2)                --
                                                                                       -----              -----

Share Transactions
Subscriptions to fund shares ...................................................         493                100
Value of distributions reinvested ..............................................           2                 --
                                                                                       -----              -----
   Net increase from share transactions ........................................         495                100
                                                                                       -----              -----
   Net increase in net assets ..................................................         518                107

Total Net Assets
Beginning of period ............................................................         107                 --
                                                                                       -----              -----
End of period ..................................................................       $ 625              $ 107
                                                                                       =====              =====

Accumulated Undistributed Net Investment Income ................................       $   1              $  --
                                                                                       =====              =====

Analyses of Changes in Shares of Beneficial Interest
Subscriptions to fund shares ...................................................          47                 10
Issued in reinvestment of distributions ........................................           1                 --
                                                                                       -----              -----
   Net increase in fund shares .................................................          48                 10
Shares outstanding at beginning of period ......................................          10                 --
                                                                                       -----              -----
Shares outstanding at end of period ............................................          58                 10
                                                                                       =====              =====


(a)From commencement of operations on February 14, 1997.

See accompanying Notes to Financial Statements.

SR&F International Portfolio
Statement of Assets and Liabilities
March 31, 1998
(All amounts in thousands)
(Unaudited)
Assets
Investments, at market value (cost $139,622)....................................        $156,725
Cash ...........................................................................              57
Dividends receivable............................................................             715
Receivable for investments sold.................................................              52
Other assets....................................................................               1
                                                                                   -------------
   Total assets.................................................................         157,550
                                                                                   -------------

Liabilities
Payable for investments purchased...............................................           2,057
Payable to investment adviser...................................................             116
Other liabilities...............................................................              27
                                                                                   -------------
   Total liabilities............................................................           2,200
                                                                                   -------------
   Net assets applicable to investors' beneficial interest......................        $155,350
                                                                                   =============

See accompanying Notes to Financial Statements.

SR&F International Portfolio
Statement of Operations
For the Six Months Ended March 31, 1998
(All amounts in thousands)
(Unaudited)

Investment Income
Dividends.......................................................................        $1,119
Interest........................................................................           272
                                                                                      --------
                                                                                         1,391
Foreign taxes withheld..........................................................          (138)
                                                                                      --------
   Total investment income......................................................         1,253
                                                                                      --------

Expenses
Management fees.................................................................           628
Custodian fees..................................................................            39
Accounting fees.................................................................            14
Other...........................................................................             6
                                                                                      --------
   Total expenses...............................................................           687
                                                                                      --------
   Net investment income........................................................           566
                                                                                      --------

Realized and Unrealized Gains (Losses) on Investments and
   Foreign Currency Transactions
Net realized losses on investments..............................................        (3,670)
Net realized losses on foreign currency transactions............................           (46)
Net change in unrealized appreciation or depreciation on investments and
  foreign currency translations.................................................         4,839
                                                                                      --------
   Net gains on investments and foreign currency transactions...................         1,123
                                                                                      --------
Net Increase in Net Assets Resulting from Operations............................        $1,689
                                                                                    ==========


See accompanying Notes to Financial Statements.

SR&F International Portfolio
Statements of Changes in Net Assets
(All amounts in thousands)
(Unaudited)
                                                                                   Six Months             Period
                                                                                        Ended              Ended
                                                                                    March 31,      September 30,
                                                                                         1998            1997(a)
                                                                                    ----------------------------
Operations
Net investment income ............................................................  $     566          $   1,563
Net realized gains (losses) on investments and foreign currency transactions .....     (3,716)             5,995
Net change in unrealized appreciation or depreciation on investments and
  foreign currency translations ..................................................      4,839              5,615
                                                                                    ---------          ---------
   Net increase in net assets resulting from operations ..........................      1,689             13,173
                                                                                    ---------          ---------

Transactions in Investors' Beneficial Interests
Contributions ....................................................................     13,699            171,752
Withdrawals ......................................................................    (26,468)           (18,495)
                                                                                    ---------          ---------
   Net increase (decrease) from transactions in investors' beneficial interest ...    (12,769)           153,257
                                                                                    ---------          ---------
   Net increase (decrease) in net assets .........................................    (11,080)           166,430
Total Net Assets
Beginning of Period ..............................................................    166,430               --
                                                                                    ---------          ---------
End of Period ....................................................................  $ 155,350          $ 166,430
                                                                                    =========          =========


(a) From commencement of operations on February 3, 1997.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

(All amounts, except per-share amounts, in thousands)


Note 1. Organization
The Stein Roe Advisor International Fund (the "Fund") is a series of the Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F International Portfolio (the "Portfolio"), which seeks to achieve long-term growth of capital by investing primarily in a diversified mix of foreign securities.
    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. At commencement, Stein Roe International Fund contributed $132,942 in securities and other assets in exchange for beneficial ownership of the Portfolio. On February 14, 1997, Stein Roe Advisor International Fund contributed cash of $100. The Portfolio allocates net asset value, income and expenses to each investor on a daily basis, based on their respective percentage of ownership. At March 31, 1998, Stein Roe International Fund and Stein Roe Advisor International Fund owned
99.60 percent and .40 percent, respectively, of the Portfolio.


Note 2. Significant Accounting Policies
The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
    The books and records of the Fund and Portfolio are maintained in U.S. dollars.

Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

Security Valuations
All securities are valued as of March 31, 1998. Securities are valued at, depending on the security involved, the last reported sales price, last bid or asked price, or the mean between the last bid and asked prices as of the close of the appropriate exchange or other designated time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Currency Translations

For purposes of valuation, assets and liabilities are translated into U.S. dollars using currency exchange rates that represent the midpoint between the bid and asked rates as of 4 p.m., London time. Purchases and sales of securities are translated into U.S. dollars using the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Forward Currency Exchange Contracts
The Fund and Portfolio may enter into forward currency exchange contracts under which the Fund or Portfolio is obligated to exchange currencies at specified future dates. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Neither the Fund nor the Portfolio had open contracts at March 31, 1998.

Federal Income Taxes
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on respective percentages of ownership.

Distribution to Shareholders
The Fund annually declares and pays dividends of any net investment income and net realized capital gains, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Note 3. Trustees' Fees and Transactions with Affiliates
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager. The management fee is computed at an annual rate of .85 percent of average daily net assets. The administrative fee is computed at an annual rate of .15 percent of average daily net assets.
    The Adviser also provides certain accounting services. For the period ended March 31, 1998, the Fund and Portfolio incurred charges of $12 and $14, respectively.
    The administrative agreement provides that the Adviser will reimburse the Fund to the extent that its annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. In addition, the Adviser has agreed to reimburse the Fund to the extent that expenses exceed 1.75 percent of average annual net assets. This expense limitation expires on January 31, 1999, subject to earlier termination by the Adviser on 30 days notice.
    Shares of the Fund are distributed by Liberty Financial Investments, Inc. (the "Distributor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for services and/or distribution, the Distributor receives from the Fund a fee at an annual rate not to exceed 0.25 percent of average daily net assets.
    Transfer agent fees are paid to Colonial Investors Service Center, Inc. ("CISC"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. Prior to October 15, 1997, transfer agent fees were paid to SteinRoe Services Inc., also an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company.
    Certain officers and trustees of the Trust are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for the Fund and the Portfolio for the period ended March 31, 1998, was $3 and $8, respectively. No remuneration was paid to any other trustee or officer of the Trust.

Note 4. Short-Term Debt
To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the period ended March 31, 1998.

Note 5. Investment Transactions
The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the period ended March 31, 1998, were $30,252 and $26,037, respectively.

Financial Highlights
Stein Roe Advisor International Fund
Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.
                                                                                    Six Months
                                                                                         Ended           Period
                                                                                     March 31,            Ended
                                                                                          1998    September 30,
                                                                                   (Unaudited)         1997 (d)
                                                                                 ------------------------------
Net Asset Value, Beginning of Period.............................................      $10.70           $10.00
                                                                                      --------         --------
Income From Investment Operations
   Net investment income                                                                 0.06             0.06
   Net realized and unrealized gains on investments                                      0.11             0.64
                                                                                      --------         --------
   Total from investment operations                                                      0.17             0.70
                                                                                      --------         --------
Distributions
   Net realized capital gains....................................................       (0.17)              --
                                                                                      --------         --------
Net Asset Value, End of Period...................................................      $10.70           $10.70
                                                                                      ========         ========
Ratio of net expenses to average net assets (a)..................................       1.75%(c)          1.75%(c)
Ratio of net investment income to average net assets (b)                                1.22%(c)          0.87%(c)
Total return (b)                                                                        1.83%            7.00%
Net assets, end of period (000's)................................................      $ 625           $  107

(a)If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 56.41 percent for the six months ended March 31, 1998, and 88.15 percent for the period ended September 30, 1997.
(b)Computed giving effect to the investment adviser's expense limitation undertaking.
(c)Annualized
(d)From commencement of operations on February 14, 1997.

Financial Highlights CONTINUED
SR&F International Portfolio

                                                                                       Six Months
                                                                                            Ended           Period
                                                                                        March 31,            Ended
                                                                                             1998    September 30,
                                                                                      (Unaudited)         1997 (c)
Ratios to Average Net Assets
Ratio of net expenses to average net assets .................................              0.93%(a)          0.98%(a)
Ratio of net investment income to average net assets ........................              0.77%(a)          1.58%(a)
Portfolio turnover rate .....................................................                19%               18%
Average commissions per share (b) ...........................................        $   0.0062         $  0.0002

(a)Annualized
(b)Foreign commissions are generally lower than U.S. commissions when expressed as cents per share due to the lower per-share price of many non-U.S.
   securities.
(c)From commencement of operations on February 3, 1997.

Stein Roe Advisor Trust

Trustees
Thomas W. Butch
President, Mutual Fund Division and Director,
   Stein Roe & Farnham Incorporated
William W. Boyd
Chairman and Director, Sterling Plumbing
   Group Inc.
Lindsay Cook
Senior Vice President, Liberty Financial
   Companies, Inc.
Douglas A. Hacker
Senior Vice President and Chief Financial
   Officer, United Airlines
Janet Langford Kelly
Senior Vice President, Secretary and General
   Counsel, Sara Lee Corporation
Charles R. Nelson
Van Voorhis Professor of Political Economy,
   University of Washington
Thomas C. Theobald
Managing Partner, William Blair Capital Partners

Officers
Thomas W. Butch, President
William D. Andrews, Executive Vice President
Loren A. Hansen, Executive Vice President
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President,
   Chief Financial Officer
David P. Brady, Vice President
Kevin M. Carome, Vice President, Assistant Secretary
Daniel K. Cantor, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Michael T. Kennedy, Vice President
Stephen F. Lockman, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
Anne E. Marcel, Vice President
M. Jane McCart, Vice President
John S. McLandsborough, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Richard B. Peterson, Vice President
M. Gerard Sandel, Vice President
Gloria J. Santella, Vice President
Heidi J. Walter, Vice President, Secretary
Sharon R. Robertson, Controller
Scott E. Volk, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

Agents and Advisers
Stein Roe & Farnham Incorporated
   Investment Adviser
State Street Bank and Trust Company
   Custodian
Colonial Investors Service Center, Inc.
   Transfer Agent
Bell, Boyd & Lloyd
   Legal Counsel to the Trust
Arthur Andersen LLP
   Independent Public Accountants

                               Stein Roe & Farnham
                             One South Wacker Drive
                             Chicago, IL 60606-1130
                                www.steinroe.com

                 Liberty Financial Investments, Inc. Distributor